November 7, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investments Exchange Traded Funds (File Nos. 333-283326 and 811-24027)

Dear Sir or Madam:

Enclosed for filing on behalf of Russell Investments Exchange Traded Funds (the “Trust”), is the Trust’s Post-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 5 under the Investment Company Act of 1940, as amended, (the “Amendment”) to the Trust’s registration statement on Form N-1A (“Registration Statement”), which relates to Russell Investments U.S. Small Cap Equity ETF, Russell Investments International Developed Equity ETF, Russell Investments Global Equity ETF, Russell Investments Emerging Markets Equity ETF, and Russell Investments Global Infrastructure ETF, each a series of the Trust. The Amendment contains one prospectus and one statement of additional information, and is being filed in connection with the Trust’s annual update of its Registration Statement to update certain financial information and make other changes to the Trust’s disclosure documents.

Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fee is required in connection with this filing.

Please contact me at 617-728-7133 or Stephanie Capistron at 617-728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Very truly yours,

/s/ Jennifer O’Brien
Jennifer O’Brien

cc:	Stephanie Capistron, Esq.

Mary Beth Albaneze, Esq.